Direxion Value Line(R) Small- and Mid-Cap High Dividend ETF
Direxion Value Line(R) Small- and Mid-Cap High Dividend ETF

DIREXION SHARES ETF TRUST

Direxion Value Line® Mid- and Large-Cap High Dividend ETF (VLML)

Direxion Value Line® Small- and Mid-Cap High Dividend ETF (VLSM)

Direxion Value Line® Conservative Equity ETF (VLLV)

Supplement dated June 1, 2015 to the

Prospectus and Statement of Additional Information (“SAI”),

each dated March 7, 2015 and the Summary Prospectuses,

each dated March 11, 2015

In accordance with these changes, as described above, as of June 1, 2015, the “Annual Fund Operating Expenses” table and corresponding “Expense Example” appearing in the summary section for each Fund under the heading “Fees and Expenses of the Fund” are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Direxion Value Line(R) Small- and Mid-Cap High Dividend ETF
Management Fees	[1][2]	0.45%
Distribution and/or Service (12b-1) Fees	[1]	none
Other Expenses of the Fund	[1][3]	0.63%
Total Annual Fund Operating Expenses	[1]	1.08%
Expense Cap/Reimbursement	[1]	(0.70%)
Total Annual Fund Operating Expenses After Expense Cap/Reimbursement	[1]	0.38%
[1]	Rafferty Asset Management, LLC ("Rafferty" or the "Adviser") has entered into an Operating Expense Limitation Agreement with the Fund. Under the Operating Expense Limitation Agreement, Rafferty contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund for Other Expenses through September 1, 2016, to the extent that the Fund's Total Annual Operating Expenses exceed 0.38% of the Fund's daily net assets (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense cap is subject to reimbursement by the Fund within the following three years only if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.
[2]	In addition, Rafferty has contractually agreed to waive 0.15% of its Management Fees through September 1, 2016, which is not subject to reimbursement by the Fund. There is no guarantee that the management fee waiver will continue after September 1, 2016. This contractual waiver may be terminated at any time by the Board of Trustees.
[3]	Other Expenses are estimated for the Fund's current fiscal year.

Expense Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
Direxion Value Line(R) Small- and Mid-Cap High Dividend ETF	39	274

Please retain a copy of this Supplement with your Summary Prospectus, Prospectus and SAI.